Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,014,356.54
Total Fee Amount	6,078.39
Total Offset Amount	0.00
Net Fee	$ 6,078.39
Offering Table N/A
Offset Table N/A	N/A